ACQUISITON OF WORLD MOTO ASSETS (Narrative) (Details) (USD $)	1 Months Ended
	Nov. 30, 2012	Sep. 30, 2014	Sep. 22, 2014
Ownership percentage		60.00%	60.00%
Stock split ratio	1 for 181
World Moto Assets Acquired [Member]
Ownership percentage	60.00%
Stock Issued During Period, Shares, Acquisition of Assets	1,240,871
Stock Issued During Period, Shares, Settlement of Debt	576,923
Extinguishment of Debt, Amount	$ 75,000
Stock Issued During Period, Value, Acquisition of Assets	$ 0
Stock split ratio	1 for 181
Stock Issued During Period, Shares, Stock Splits	224,597,666